RIGHT-OF-USE ASSETS (Details Narrative) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Right-of-use assets	$ 1,041	$ 1,056
Operating lease weighted average incremental borrowing rate	2.0383%
Operating lease weighted average remaining life	22 years
Lease liabilities	$ 1,114	1,175
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets	$ 1,000	$ 1,100